INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
INCOME TAXES
Schedule Of Federal income tax
Federal income taxes attributable to:	2022	2021
Current operations	$212,246	$107,896
Less: valuation allowance	(212,246)	(107,896)
Net provision for federal income taxes	$-	$-

Federal income taxes attributable to:	2022	2021
Current operations	$749,160	$426,832
Less: valuation allowance	(749,160)	(426,832)
Net provision for federal income taxes	$-	$-

Schedule of Defferred tax asset
	November 30,	August 31,
	2022	2022
Net operating loss carryover	$1,668,130	$1,455,884
Less: valuation allowance	(1,668,130)	(1,455,884)
Net deferred income taxes	$-	$-

	2022	2021
Net operating loss carryover	$1,455,884	$706,724
Less: valuation allowance	(1,455,884)	(706,724)
Net deferred income taxes	$-	$-

Schedule of statutory federal income tax rate
	2022	2021
U.S. statutory federal income tax rate	21.0%	21.0%
Goodwill impairment	-11.1%	-
Income tax expense (benefit) for the period	9.9%	21.0%